Common Shares (Tables)	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Share capital

	2013		2012		2011
All shares are common shares of $2.00 par value each	Shares	$millions	Shares	$millions	Shares	$millions
Authorized share capital	800,000,000	1,600	800,000,000	1,600	800,000,000	1,600
Issued and fully paid share capital	469,250,933	939	469,250,933	938	469,250,933	938
Treasury shares held by Company	(272,441)	(1)	(72,859)	—	(1,478,759)	(3)
Outstanding shares in issue	468,978,492	938	469,178,074	938	467,772,174	935